Assets Held For Sale (Schedule Of Changes In The Carrying Value Of Assets Held For Sale) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 The Netherlands [Member]	Dec. 31, 2010 The Netherlands [Member]	Dec. 31, 2009 The Netherlands [Member]	Dec. 31, 2011 Japan [Member]	Dec. 31, 2010 Japan [Member]
Long Lived Assets Held-for-sale [Line Items]
Beginning balance	€ 6,347	€ 5,508	€ 277	€ 277	€ 277	€ 6,070	€ 5,231
Foreign currency translation effect	515	839				515	839
Ending balance	€ 6,862	€ 6,347	€ 277	€ 277	€ 277	€ 6,585	€ 6,070